Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Embraer SA	8,610,796	$98,596,211
Banks — 12.8%
Banco Bradesco SA	15,021,857	36,717,469
Banco do Brasil SA	20,906,505	85,607,194
NU Holdings Ltd./Cayman Islands, Class A(a)	35,504,025	426,403,340
		548,728,003
Beverages — 3.3%
Ambev SA	57,188,026	140,282,893
Capital Markets — 8.0%
B3 SA - Brasil Bolsa Balcao	63,431,389	154,710,705
Banco BTG Pactual SA	14,481,765	100,140,538
XP Inc., Class A	4,599,514	89,046,591
		343,897,834
Consumer Staples Distribution & Retail — 1.0%
Raia Drogasil SA	16,240,654	42,166,922
Containers & Packaging — 0.8%
Klabin SA	10,699,320	34,252,041
Diversified Telecommunication Services — 1.2%
Telefonica Brasil SA	10,460,377	52,416,191
Electric Utilities — 6.0%
Centrais Eletricas Brasileiras SA	14,794,275	108,535,323
CPFL Energia SA	3,334,902	23,608,739
Energisa SA	3,784,179	31,427,310
Equatorial Energia SA	14,661,908	93,952,081
		257,523,453
Electrical Equipment — 3.5%
WEG SA	20,109,709	148,902,207
Food Products — 2.2%
BRF SA	7,043,767	25,000,170
JBS SA	9,721,405	68,191,759
		93,191,929
Ground Transportation — 3.2%
Localiza Rent a Car SA	11,409,007	85,694,718
Rumo SA	16,368,078	53,859,119
		139,553,837
Health Care Providers & Services — 1.5%
Rede D'Or Sao Luiz SA(b)	10,119,869	66,846,516
Independent Power and Renewable Electricity Producers — 0.8%
Eneva SA(a)	6,069,204	14,824,159
Engie Brasil Energia SA	2,982,067	21,408,108
		36,232,267
Insurance — 1.8%
BB Seguridade Participacoes SA	8,756,708	57,428,817
Caixa Seguridade Participacoes S/A	8,463,271	22,299,413
		79,728,230
Metals & Mining — 8.5%
Vale SA	39,922,565	363,662,145
Oil, Gas & Consumable Fuels — 7.8%
Petroleo Brasileiro SA - Petrobras	41,396,791	238,197,114
PRIO SA(a)	10,018,538	68,226,603
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA	9,736,505	$27,731,037
		334,154,754
Paper & Forest Products — 1.7%
Suzano SA	8,653,160	75,116,600
Personal Care Products — 0.5%
Natura & Co. Holding SA(a)	12,218,552	22,367,032
Software — 1.2%
TOTVS SA	6,957,735	51,348,194
Specialty Retail — 1.1%
Vibra Energia SA	12,993,229	45,843,756
Transportation Infrastructure — 0.7%
Motiva Infraestrutura de Mobilidade SA	13,652,448	32,176,763
Water Utilities — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,829,839	119,644,462
Wireless Telecommunication Services — 0.9%
TIM SA/Brazil	11,177,313	38,088,265
Total Common Stocks — 73.6% (Cost: $2,380,832,377)		3,164,720,505
Preferred Stocks
Banks — 15.5%
Banco Bradesco SA, Preference Shares, NVS	58,717,183	166,311,455
Itau Unibanco Holding SA, Preference Shares, NVS	59,385,280	388,633,802
Itausa SA, Preference Shares, NVS	57,338,542	110,977,823
		665,923,080
Electric Utilities — 2.4%
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	3,297,322	27,078,453
Cia Energetica de Minas Gerais, Preference Shares, NVS	22,580,341	42,795,856
Cia Paranaense de Energia - Copel, Preference Shares, NVS	14,928,635	33,070,339
		102,944,648
Metals & Mining — 1.1%
Gerdau SA, Preference Shares, NVS	17,365,277	46,301,333
Oil, Gas & Consumable Fuels — 6.3%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	50,100,087	270,669,235
Total Preferred Stocks — 25.3% (Cost: $705,138,317)		1,085,838,296
Total Investments — 98.9% (Cost: $3,085,970,694)		4,250,558,801
Other Assets Less Liabilities — 1.1%		48,247,121
Net Assets — 100.0%		$4,298,805,922

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Brazil ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$10,330 (b)	$—	$(10,330)	$—	$—	—	$39,204 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	15,410,000	—	(15,410,000)(b)	—	—	—	—	362,328	—
				$(10,330)	$—	$—		$401,532	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	797	06/20/25	$42,568	$719,477
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,164,720,505	$—	$—	$3,164,720,505
Preferred Stocks	1,085,838,296	—	—	1,085,838,296
	$4,250,558,801	$—	$—	$4,250,558,801

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Brazil ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$719,477	$—	$—	$719,477

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares